RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions

NOTE 9 – RELATED PARTY TRANSACTIONS

Malcolm CasSelle, a member of our board of directors, is the former Chief Technology Officer and President of New Ventures of Tronc, Inc., one of our major advertisers.

On March 20, 2018, we entered into certain retention and bonus agreements with SRAXMD employees, including Erin DeRuggiero, our chief innovations officer. Pursuant to the terms of the agreements with Ms. DeRuggiero, her employment agreement was terminated, and she became a consultant to the Company. The term of the consultancy expired upon the sale of the assets comprising SRAXmd. Pursuant to the terms of the agreement, we paid Ms. DeRuggiero a total of $5.2 million at closing which also included repurchase of 514,000 shares of our Class A common stock.

On April 2, 2018, we issued a common stock purchase warrant to Kristoffer Nelson, our Chief Operating Officer and a member of our board of directors. The option entitles Mr. Nelson to purchase 100,000 shares of Class A Common Stock at a price per share of $5.78, has a term of three years and vests quarterly over a three (3) year period.

On September 11, 2018, we issued a common stock purchase warrant to Joseph P. Hannan, our former Chief Financial Officer. The option entitled Mr. Hannan to purchase 250,000 shares of Class A Common Stock at a price per share of $4.20, had a term of three years and vested quarterly over a three (3) year period. Upon Mr. Hannan’s termination in December 2018, 234,375 of these options expired.

Our Chief Executive Officer joined the board of directors of one of our advertising customers which purchases advertising at market rates during the first quarter of 2018.

Big Token, Inc. [Member]
Related Party Transactions

NOTE 3 – RELATED PARTY TRANSACTIONS

Overview

SRAX and its subsidiaries provide certain management and administrative services to BigToken. The costs of such services are reflected in appropriate categories in the accompanying stand-alone statements of operations for the period ended June 30, 2019. Additionally, SRAX performs cash management functions on behalf of BigToken. BigToken does not have separate cash accounts as of June 30, 2019. As a result, all of our charges and cost allocations covered by these centralized cash management functions were deemed to have been paid by us to SRAX, in cash, during the period in which the cost was recorded in the stand-alone financial statements.

We consider all of our transactions with SRAX to be financing transactions, which are presented as net cash received from SRAX in the accompanying stand-alone statements of cash flows.

Net Contributions from SRAX

The significant components of the net cash contributions from SRAX for the period ending June 30, 2019, were as follows:

	Six months ended
	June 30,
	2019	2018
Category:
Expense allocations	1,534,637	853,625
Accounts payable and other payments	—	—
Intangible assets and digital currency transfers	150,155	78,415
Other	—	—

Total	1,684,792	932,040

Contributions from (distributions to) SRAX are generally recorded based on actual costs incurred, without a markup.

The basis of allocation to BigToken, for the items described above, is as follows:

Expense allocations — SRAX centrally administers and incurs the costs associated with certain functions on a centralized basis, including programming contract administration and programming payments, payroll and related tax and benefits processing, and management of any other administrative costs, and allocates the associated costs to BigToken. The costs incurred have been allocated to BigToken based on the actual amounts processed.

Accounts payable and other payments — All cash disbursements for trade and other accounts payable, and accrued expenses, are funded centrally by a subsidiary of SRAX. Transactions processed for trade and other accounts payable, and accrued expenses, associated with the operations of BigToken are reflected net in net cash contributions from (distributions to) SRAX in the accompanying stand-alone statements.

Intangible assets and digital currency transfers — Certain assets are internally developed centrally by SRAX, and are allocated or transferred to BigToken. BigToken is charged for these assets based on historical cost value paid by SRAX or the fair value of the digital currency on the date of transfer.

The balance due to SRAX (parent entity) as of June 30, 2019 and December 31, 2018 amounted to $4,141,732 and $2,456,940 respectively.

NOTE 5 – RELATED PARTY TRANSACTIONS

Overview

SRAX and its subsidiaries provide certain management and administrative services to BigToken. The costs of such services are reflected in appropriate categories in the accompanying stand-alone statements of operations for the period ended December 31, 2018 and 2017. Additionally, SRAX performs cash management functions on behalf of BigToken. BigToken does not have separate cash accounts as of December 31, 2018. As a result, all of our charges and cost allocations covered by these centralized cash management functions were deemed to have been paid by us to SRAX, in cash, during the period in which the cost was recorded in the stand-alone financial statements.

We consider all of our transactions with SRAX to be financing transactions, which are presented as net cash received from SRAX in the accompanying stand-alone statements of cash flows.

Net Contributions from SRAX

The significant components of the net cash contributions from SRAX for the period ending December 31, 2018 and 2017, were as follows:

	2018	2017
Category:
Expense allocations	$2,005,728	$209,623
Accounts payable and other payments	—	—
Intangible assets and digital currency transfers	228,658	12,931
Other	—	—

Total	$2,234,386	$222,554

Contributions from (distributions to) SRAX are generally recorded based on actual costs incurred, without a markup.

The basis of allocation to BigToken, for the items described above, is as follows:

Expense allocations — SRAX centrally administers and incurs the costs associated with certain functions on a centralized basis, including programming contract administration and programming payments, payroll and related tax and benefits processing, and management of any other administrative costs, and allocates the associated costs to BigToken. The costs incurred have been allocated to BigToken based on the actual amounts processed.

Accounts payable and other payments — All cash disbursements for trade and other accounts payable, and accrued expenses, are funded centrally by a subsidiary of SRAX. Transactions processed for trade and other accounts payable, and accrued expenses, associated with the operations of BigToken are reflected net in net cash contributions from (distributions to) SRAX in the accompanying stand-alone statements.

Intangible assets and digital currency transfers — Certain assets are internally developed centrally by SRAX, and are allocated or transferred to BigToken. BigToken is charged for these assets based on historical cost value paid by SRAX or the fair value of the digital currency on the date of transfer.

The balance due to SRAX (parent entity) as of December 31, 2018 and 2017 amounted to $2,456,940 and $222,554 respectively.